Consolidated Statements of Cash Flows (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
BR Brand
Net of cash acquired	$ 2,160
MagicJack
Net of cash acquired	$ 53,875